INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 8. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2021	December 31, 2020
In millions of COP
Investments in associates(1)	2,138,156	1,973,092
Investments in joint ventures	582,403	533,223
Total	2,720,559	2,506,315
(1)	As of December 31, 2021 and 2020, the amount includes investments in associates at fair value for COP 1,358,368 and COP 1,263,765, respectively and investments in associates at equity method value for COP 779,788 COP 709,327 respectively. See Note 30 Fair value of assets and liabilities.

The following are the investments in associates that the Bank holds as of December 31, 2021 and 2020:

As of December 31, 2021

Investments in Associates
			% of
Company name	Main activity	Country	Ownership	Included in	Accumulated	OCI (Equity		OCI (TA) (4)	OCI (Deferred		Carrying
			interest	earnings (1)	OCI (2)	method) (3)			tax) (5)		amount
In millions of COP
Investments in associates
P.A Viva Malls.(6)	Development and operation of commercial spaces	Colombia	49.00%	105,202	-	-		-	-		1,355,688
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	56,901	17,694	2,165		-	(824)		630,821
Titularizadora Colombiana S.A. Hitos.*	Mortgage portfolio securities	Colombia	26.98%	737	(1,379)	19		-	(34)		34,241
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	3,743	(605)	46		-	(48)		26,045
ACH Colombia S.A.*	Electronic transfer services	Colombia	19.94%	14,448	(952)	-		-	(85)		18,854
P.A La Felicidad.*(7)	Real estate ecosystems	Colombia	20.00%	3	-	-		-	-		14,443
Servicio Salvadoreño de Protección, S. A. de C.V.*	Custodial services and transfer of monetary types	El Salvador	25.00%	1,549	(740)	(13)		(210)	9		13,145
P.A Madrid II.*(8)	Real estate ecosystems	Colombia	20.00%	(3)	-	-		-	-		9,117
Reintegra S.A.S.*(9)	Collections and recovery of portfolio	Colombia	46.00%	-	1,742	-		-	-		8,049
P.A Boreal.*(10)	Real estate ecosystems	Colombia	20.00%	1,520	-	-		-	-		7,942
Servicios Financieros, S.A. de C.V.*	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	803	9	-		(81)	-		7,801
Servicios de Identidad Digital S.A.S.*(11)	Provide digital citizens services	Colombia	33.33%	(4,878)	-	-		-	-		4,566
P.A Distrito Vera.*(12)	Real estate ecosystems	Colombia	33.33%	237	-	-		-	-		2,680
ACH de El Salvador, S. A. de C.V.*	Electronic transfer services	El Salvador	25.00%	395	6	-		(139)	-		1,686
P.A Mirador de la Ciénaga.*(13)	Real estate ecosystems	Colombia	13.00%	(1)	-	-		-	-		1,329
Agricapital S.A.S.*(14)	Financial services	Colombia	10.02%	(63)	-	-		-	-		1,191
Internacional Ejecutiva de Aviación S.A.S.*(15)	Aircraft and aircraft travel	Colombia	25.00%	(1,560)	(170)	674		-	-		558
Net investments in associates				179,033	15,605	2,891	(16)	(430)	(982)	(16)	2,138,156
(1)	Corresponds to the income recognized as equity method in the Consolidated statement of Income for the year ended December 31, 2021. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2021.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2021.
(4)	Corresponds to the other comprehensive income recognized as Translation Adjustment of Foreign Currency (TA) for the year ended December 31, 2021.
(5)	Corresponds to the other comprehensive income recognized as deferred tax for the year ended December 31, 2021.
(6)	During 2021, the investment in the associate P.A Viva Malls made a refund of contributions by COP 13,279.
(7)	During 2021, Banca de inversión Bancolombia S.A ancreased its capital contribution in P.A La Felicidad by COP 2,413.
(8)	During 2021, Banca de inversión Bancolombia S.A increased its capital contribution in P.A Madrid II by COP 1,954.
(9)	The carrying amount includes the elimination of downstream transactions between Bancolombia S.A. and Reintegra S.A.S made during 2020 and 2019.
(10)	During 2021, the investment in the associate P.A Boreal made a refund of contributions by COP 3,300.
(11)	During 2021, the Bank increased its capital contribution in Servicios de Identidad Digital S.A.S by COP 4,539.
(12)	In 2021, the initial cost of the company was COP 3,191, additionally, the FCP Fondo Inmobiliario Colombia, a Bank´s subsidiary, increased its capital contribution in P.A Distrito Vera by COP 1,780. During the same year, Distrito Vera made a restitution of contributions for COP 2,529.
(13)	During 2021, Inversiones CFNS S.A.S, the Bank's subsidiary, acquired 20% interest in P.A. Mirador de la Cienaga. This investment is part of an agreement that will enable the development of housing solutions with high sustainability standards. The amount of COP 1,330 was disbursed as capital contributions.
(14)	During 2021, the Bank acquired 10.02 % interest in Agricapital S.A.S.by COP 1,254.
(15)	During 2021, given the continued losses of the company, the Bank management performed a valuation, to establish the fair value of Internacional Ejecutiva de Aviación S.A.S. As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the Statement of Income for COP 1,733. See note 25.5 Dividends and net income on equity investments. During the same year, the Bank sold 25% interest in the associate Internacional Ejecutiva de Aviación by COP 1,148.
(16)	See Consolidated Statement of Comprehensive Income.

(*)  For the purposes of applying the equity method of accounting, financial statements as of November 30, 2021 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2021.

As of December 31, 2020

Investments in Associates
			% of
Company name	Main activity	Country	Ownership	Included in	Accumulated	OCI (Equity		OCI (TA) (4)	OCI (Deferred		Carrying
			interest	earnings (1)	OCI (2)	method) (3)			tax) (5)		amount
In millions of COP
Investments in associates
P.A Viva Malls.	Development and operation of commercial spaces	Colombia	49.00%	56,116	-	-		-	-		1,263,765
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	59,959	15,529	264		-	(56)		582,073
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	2,274	(1,398)	172		-	(7)		36,081
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	816	(651)	-		-	1		22,256
ACH Colombia S.A.*	Electronic transfer services	Colombia	19.94%	9,191	(952)	-		-	3		13,505
P.A La Felicidad.(6)	Real estate development	Colombia	20.00%	-	-	-		-	-		12,027
Servicio Salvadoreño de Protección, S. A. de C.V.*	Custodial services and transfer of monetary types	El Salvador	25.00%	241	(727)	-		(5)	(29)		9,914
P.A Boreal*(6)	Real estate development	Colombia	20.00%	6	-	-		-	-		9,722
P.A Madrid II.(6)	Real estate development	Colombia	20.00%	-	-	-		-	-		7,166
Servicios Financieros, S.A. de C.V.*(7)	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	395	9	-		36	-		5,991
Servicios de Identidad Digital S.A.S.(8)	Provide digital citizens services	Colombia	33.33%	(2,798)	-	-		-	-		4,905
Internacional Ejecutiva de Aviación S.A.S.(9)	Aircraft and aircraft travel	Colombia	33.33%	(2,827)	(844)	(1,194)		-	12		4,338
ACH de El Salvador, S. A. de C.V.*	Electronic transfer services	El Salvador	25.00%	204	6	-		(56)	-		1,349
Reintegra S.A.S.* (10)	Collections and recovery of portfolio	Colombia	46.00%	-	1,742	-		-	-		-
Net investments in associates				123,577	12,714	(758)	(9)	(25)	(76)	(9)	1,973,092
(1)	Corresponds to the income recognized as equity method in the Consolidated Statement of Income for the year ended December 31, 2020. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2020.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2020.
(4)	Corresponds to the other comprehensive income recognized as Translation Adjustment of Foreign Currency (TA) for the year ended December 31, 2020.
(5)	Corresponds to the other comprehensive income recognized as deferred tax for the year ended December 31, 2020.
(6)	During 2020, Banca de inversión Bancolombia S.A. and Inversiones CFNS S.A.S, the Bank's subsidiaries, acquired 20% interest in P.A. La Felicidad, P.A. Boreal and P.A. Madrid II. These investments are part of an agreement that will enable the development of housing solutions with high sustainability standards. The amount of COP 28,910 were disbursed as capital contributions.
(7)	In October 2020, Banco Agricola S.A, a Bank´s subsidiary, increased its capital contribution in Serfinsa S.A by USD 670. This contribution increased the ownership interest by 1.92%.
(8)	During 2020, the Bank increased its capital contribution in Servicios de Identidad S.A.S by COP 5,333.
(9)	During 2020, given the continued losses of the company, the Bank management performed a valuation, to establish the fair value of Internacional Ejecutiva de Aviación S.A.S. As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the Consolidated Statement of Income for COP 4,399. See note 25.5 Dividends and net income on equity investments.
(10)	In 2020, the Bank increased its capital contribution in Reintegra S.A.S by COP 1,612. The carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and Reintegra made during 2020 and 2019, exceeds the net investment on the entity.
(11)	See Consolidated Statement of Comprehensive Income.

(*)  For the purposes of applying the equity method of accounting, financial statements as of November 30, 2020 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2020.

The following is additional information regarding the Bank’s most significant associates as of December 31, 2021 and 2020:

As of December 31, 2021

				Income from
	Assets	Liabilities	OCI	ordinary activities	Profits	Dividends
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(Declared)
In millions of COP
P.A Viva Malls.	2,810,414	43,703	-	514,485	214,538	50,208
Protección S.A.	3,698,529	1,461,115	74,155	1,816,422	276,519	10,331
Titularizadora Colombiana S.A. Hitos.	131,166	8,303	20,663	27,341	3,347	2,596

As of December 31, 2020

				Income from
	Assets	Liabilities	OCI	ordinary activities	Profits	Dividends
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(Declared)
In millions of COP
P.A Viva Malls.	2,633,341	54,228	-	328,937	42,253	42,169
Protección S.A.	3,031,933	1,031,421	63,571	1,983,426	291,391	24,697
Titularizadora Colombiana S.A. Hitos.	142,522	12,840	20,595	31,341	7,376	3,412

The following are the joint ventures that the Bank holds as of December 31, 2021 and 2020:

As of December 31, 2021

			% of			OCI
Company name	Main activity	Country	Ownership	Included in	Accumulated	(Deferred	Carrying
			interest	earnings(1)	OCI (2)	tax)(3)	amount
In millions of COP
Investments in joint ventures
Compañía de financiamiento TUYA S.A.(4)	Financing Services	Colombia	50.00%	5,342	-	-	546,633
Fideicomiso Ruta del Sol - compartimento A.*(5)	Investment in infrastructure projects	Colombia	25.90%	16,657	13	-	16,664
Puntos Colombia S.A.S.*	Administration of the customers loyalty	Colombia	50.00%	1,894	-	-	9,601
Ecosistemas Digitales de Negocio S.A.S.*(6)	Digital electronic billing services	Colombia	50.00%	734	-	-	3,615
VILIV S.A.S.*(7)	Market place	Colombia	50.00%	(2,420)	-	-	3,346
P.A Muverang.*(8)	Sustainable mobility services	Colombia	33.33%	(1,392)	-	-	2,544
P.A Reintegra.*(9)	Collections and recovery of portfolio	Colombia	46.00%	-	-	-	-
Vlipco S.A.S.*(10)	Technology services provider	Colombia	47.40%	(196)	-	-	-
Net investments in joint ventures				20,619	13	-	582,403
(1)	Corresponds to the income recognized as equity method in the Consolidated Statement of Income for the year ended December 31, 2021. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2021.
(3)	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2021.
(4)	During 2021, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A by COP 24,500.
(5)	During 2021, The Bank through Inversiones CFNS S.A.S increases its capital contribution in Fideicomiso Ruta del Sol - compartimento A by COP 7.
(6)	During 2021, The Bank through Inversiones CFNS S.A.S increases its capital contribution in Ecosistemas Digitales de Negocio S.A.S. for COP 1,565.
(7)	During 2021, Banca de Inversión Bancolombia S.A increases its capital contribution in Viliv S.A.S. by COP 4,050.
(8)	During 2021, The Bank through Inversiones CFNS S.A.S increases its capital contribution in P.A Muverang for COP 2,220.
(9)	In 2021, the Bank adquire a 46% interest in P.A Reintegra by COP 17. The carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and P.A Reintegra made during 2021.
(10)	In November 2021, the Bank acquired 91,791 shares of the investment in Vlipco S.A.S. by amount of COP 9,474, in this operation the Bank increased its interest to 94.77%, a result of this transaction The Bank acquired control and changed its classification to subsidiary. See Note 9.3 Business Combinations.

For the purposes of applying the equity method of accounting, financial statements as of November 30, 2021 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2021.

As of December 31, 2020

			% of			OCI
Company name	Main activity	Country	Ownership	Included in	Accumulated	(Equity	Carrying
			interest	earnings(1)	OCI (2)	method) (3)	amount
In millions of COP
Investments in joint ventures
Compañía de financiamiento TUYA S.A.(4)	Financing company	Colombia	50.00%	13,333	-	(13)	516,791
Puntos Colombia S.A.S	Administration of the customers loyalty	Colombia	50.00%	6,334	-	-	7,707
Vlipco S.A.S.(5)	Technology services provider	Colombia	47.28%	(672)	-	-	3,977
Ecosistemas Digitales de Negocio S.A.S.(6)	Collaborative digital ecosystems	Colombia	50.00%	(3,226)	-	-	1,316
P.A Muverang (before P.A Dinamarca) .(7)	Sustainable mobility services	Colombia	33.33%	(818)	-	-	1,716
VILIV S.A.S.(8)	Market place	Colombia	50.00%	(906)	-	-	1,716
Fideicomiso Ruta del Sol - compartimento A.(9)	Investment in infrastructure projects	Colombia	26.50%	(3)	13	-	-
P.A CRECE.(8)	Non-financial products and services platform	Colombia	50.00%	(1,000)	-	-	-
P.A Servicios Tecnológicos Arus- Bancolombia.(10)	Technology services provider	Colombia	-	(23)	-	-	-
Net investments in joint ventures				13,019	13	(13)	533,223
(1)	Corresponds to the income recognized as equity method in the Consolidated Statement of Income for the year ended December 31, 2020. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2020.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2020.
(4)	During 2020, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A. for COP 37,002.
(5)	In October 2020, the Bank capitalized the company for COP 460.
(6)	In April 2020, the Bank through Inversiones CFNS S.A.S, entered into an agreement with GDX Colombia S.A.S. to form the joint venture Ecosistemas Digitales de Negocio S.A.S., the initial contribution was of COP 3,514, and then increases its capital contribution for COP 1,028. The purpose of the entity is to provide electronic invoicing services.
(7)	During 2020, The Bank through Inversiones CFNS S.A.S increases its capital contribution in P.A Muverang (before P.A Dinamarca) for COP 2,034.
(8)	In April 2020, Banca de Inversión Bancolombia S.A, a Bank subsidiary, increases its capital contribution in P.A CRECE for COP 1,013. In August 2020, Banca de Inversión Bancolombia S.A. transferred its rights in P.A CRECE to a new joint venture VILIV S.A.S., the net value of the rights transferred was COP 1,022. In September 2020, Banca de Inversión Bancolombia S.A. increases its capital contribution in VILIV S.A.S. for COP 1,600.
(9)	During 2020, The Bank through Inversiones CFNS S.A.S increases its capital contribution in Fideicomiso Ruta del Sol - compartimento A for COP 3.
(10)	In July 2020, the Joint venture P.A Servicios Tecnológicos Arus- Bancolombia was liquidated.

The following is additional information regarding the Bank’s most significant joint ventures as of December 31, 2021 and 2020:

As of December 31, 2021

				Income from
	Assets		Liabilities	ordinary activities	Profits		Dividends
Company name	(unaudited)		(unaudited)	(unaudited)	(unaudited)		(Declared)
In millons of COP
Compañía de financiamiento TUYA S.A.	3,965,397	(1)	3,392,041	1,675,439	10,681	(2)	-
(1)	Includes cash and cash equivalents by COP 353,348.
(2)	Includes interest and valuation income by COP 630,936, interest expenses by COP 82,537, depreciation and amortization by COP 21,113 and income tax by COP 13,828.

As of December 31, 2020

				Income from
	Assets		Liabilities	ordinary activities	(Loss)		Dividends
Company name	(unaudited)		(unaudited)	(unaudited)	(unaudited)		(Declared)
In millons of COP
Compañía de financiamiento TUYA S.A.	3,235,475	(1)	2,721,800	1,524,072	26,665	(2)	-
(1)	Includes cash and cash equivalents by COP 339,044.
(2)	Includes intereset and valuation income by COP 605,979, interest expenses by COP 142,770, depreciation and amortization by COP 18,692 and income tax by COP 2,381.

As of December 31, 2021 and 2020, there are no restrictions on the ability of the associates and joint ventures to transfer funds to the Bank in the form of cash dividends.

As of December 31, 2021 and 2020, there are no contingent liabilities incurred by the Bank regarding its interests in the aforementioned joint ventures and associates.